Convertible Notes Payable (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 23, 2023	Jul. 21, 2021	Oct. 23, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 17, 2021
Convertible Notes Payable (Details) [Line Items]
Purchase price	$ 3,175,000
Conversion price (in Dollars per share)	$ 1.05						$ 2.25
Shares of common stock (in Shares)	5,291,667
Initial exercise price (in Dollars per share)	$ 1.05
Pay Lind an amount				$ 308,650.58
Percentage of average amount				90.00%
Percentage of cash permium				5.00%
Accrued convertible interest					$ 0	$ 0
Total interest expenses				$ 31,587	0
Principal amount			$ 2,500,000
Convertible promissory note		$ 2,500,000
Shares of common stock and warrants (in Shares)		1,111,112
Unsecured convertible promissory note [Member]
Convertible Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, If-converted Value in Excess of Principal	$ 3,704,167
Percentage of outstanding principal amount				120.00%
Convertible debenture				$ 3,206,587	0	0
Accrued convertible interest				$ 0	0	0
Securities Purchase Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price, description			Upon the Maturity Date, the Company shall pay to the holder, in cash, an amount representing all outstanding principal amount and accrued and unpaid interest under the October Note. The October Note bears an interest rate of ten percent (10%) per annum and may be convertible into shares of the Company’s common stock at a fixed conversion price of $2.25 per share.
Convertible Note Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Total interest expenses					$ 208,657	$ 193,548